WARRANTS TO PURCHASE PREFERRED SHARES (Details) $ / shares in Units, $ in Thousands	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	May 30, 2023 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) shares	Aug. 06, 2024 shares	May 30, 2023 ₪ / shares shares	May 30, 2023 $ / shares shares
Warrants to Purchase Preferred Shares (Details) [Line Items]
Warrants issued						5,278			2,413	2,413
Warrants exercise price (in Dollars per share) | (per share)						$ 547.047			₪ 222.921	$ 222.921
Outstanding warrants						2,413	10,329	913
Issuance expenses (in Dollars) | $	$ 3					$ 3
Revaluation expenses income (in Dollars) | $		$ (11)	$ 43	$ 134	$ 40	$ 86	$ 1,017
Warrant [Member]
Warrants to Purchase Preferred Shares (Details) [Line Items]
Warrants issued						5,278
Warrants exercise price (in Dollars per share) | $ / shares						$ 547.02
Series A-2 Preferred Shares [Member]
Warrants to Purchase Preferred Shares (Details) [Line Items]
Warrants issued						10,329
Series A-4 Preferred Shares [Member]
Warrants to Purchase Preferred Shares (Details) [Line Items]
Warrants issued						12
Warrants exercise price (in Dollars per share) | $ / shares						$ 222.921
Series A-4 Preferred Shares [Member] | Warrant [Member]
Warrants to Purchase Preferred Shares (Details) [Line Items]
Warrants issued						2,413